Fathom OpCo Predecessor Period Acquisitions - Dahlquist - Summary of Revenue and Net (Loss) Income Since Acquisition (Details) - Dahlquist Machine, LLC [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Revenue	$ 310
Net (loss)	$ (940)